Income Taxes - Summary of Income before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2023	Jul. 01, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic			$ 117,115	$ 45,259	$ 161,323
Foreign			51,968	19,849	(3,294)
Total	$ 72,746	$ 29,830	$ 169,083	$ 65,108	$ 158,029